Supplement to the June 16, 1997 Prospectus, as supplemented, for the following products:

                          New York Spinnaker Plus
                            New York Spinnaker

                    Supplement dated September 8, 2011


   Effective September 14, 2011, the address for First Symetra National Life
               Insurance Company of New York will be changed.

 The following disclosure is added to the prospectus and all references in the prospectus to home office and Annuity Service Office are replaced with the following:

Our home office is located at:

First Symetra National Life
Insurance Company of New York
260 Madison Avenue
8th Floor
New York, NY 10016

If you need more information and for general correspondence, please contact us at our "Annuity Service Office":

First Symetra National Life
Insurance Company of New York
PO Box  305160
Nashville, TN 37230-5160

For Overnight Mail:

First Symetra National Life
Insurance Company of New York
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

By Phone:
1-800-796-3872

On the Internet:
http://www.symetra.com/ny

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                      Supplement to the June 16, 1997
          Statement of Additional Information, as supplemented,
                        for the following products:

                          New York Spinnaker Plus
                             New York Spinnaker

                     Supplement dated September 8, 2011

Effective September 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at the First Symetra National Life Insurance Company of New York, PO Box 305160, Nashville, TN 37230-5160.